[AIM LOGO APPEARS HERE]

--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

A I M Advisors, Inc.


   July 28, 2000

   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:      AIM Tax-Exempt Funds
            CIK No. 0000909466

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Tax Exempt Funds (the "Fund") that the Prospectus relating to AIM Tax-Exempt Bond Fund of Connecticut, the Prospectus relating to AIM Tax-Exempt Cash Fund and the Statement of Additional Information relating to AIM Tax-Exempt Bond Fund of Connecticut, AIM Tax-Exempt Cash Fund, AIM Tax-Free Intermediate Fund and AIM High Income Municipal Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 11 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on July 26, 2000.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713)214-1639.

   Very truly yours,

   /s/ P. MICHELLE GRACE

   P. Michelle Grace
   Vice President,
   Assistant Secretary
   and Assistant General Counsel

A Member of the AMVESCAP Group